Applicable laws and regulations - Schedule of Based on the Classification of Risks, Collateral and in Compliance with SBP Rule No. 4 2013 (Details ) - At amortized cost - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Corporation loan	$ 8,375,172	$ 7,195,567
Loans and advances to banks	2,934,840	2,713,068
Specific provision	20,496	12,122
Current
Statement [Line Items]
Corporation loan	8,365,065	7,185,460
Loans and advances to banks	2,934,840	2,713,068
Past due
Statement [Line Items]
Corporation loan	0	0
Loans and advances to banks	0	0
Delinquent
Statement [Line Items]
Corporation loan	10,107	10,107
Loans and advances to banks	0	0
Loans Portfolio
Statement [Line Items]
Corporation loan	8,375,172	7,195,567
Loans and advances to banks	2,934,840	2,713,068
Normal
Statement [Line Items]
Corporation loan	8,311,173	7,153,118
Loans and advances to banks	2,934,840	2,713,068
Specific provision	0	0
Special mention
Statement [Line Items]
Corporation loan	46,959	32,342
Loans and advances to banks	0	0
Specific provision	9,392	6,470
Substandard
Statement [Line Items]
Corporation loan	0	0
Loans and advances to banks	0	0
Specific provision		0
Doubtful
Statement [Line Items]
Corporation loan	6,933	0
Loans and advances to banks	0	0
Specific provision	5,546	0
Unrecoverable
Statement [Line Items]
Corporation loan	10,107	10,107
Loans and advances to banks	0	0
Specific provision	5,558	5,652
Loans to corporate entities
Statement [Line Items]
Corporation loan	5,358,001	4,396,827
Loans to corporate entities | Current
Statement [Line Items]
Corporation loan	5,347,894	4,386,720
Loans to corporate entities | Past due
Statement [Line Items]
Corporation loan	0	0
Loans to corporate entities | Delinquent
Statement [Line Items]
Corporation loan	10,107	10,107
Loans to corporate entities | Loans Portfolio
Statement [Line Items]
Corporation loan	5,358,001	4,396,827
Loans to corporate entities | Normal
Statement [Line Items]
Corporation loan	5,294,002	4,354,378
Loans to corporate entities | Special mention
Statement [Line Items]
Corporation loan	46,959	32,342
Loans to corporate entities | Substandard
Statement [Line Items]
Corporation loan	0	0
Loans to corporate entities | Doubtful
Statement [Line Items]
Corporation loan	6,933	0
Loans to corporate entities | Unrecoverable
Statement [Line Items]
Corporation loan	10,107	10,107
Private
Statement [Line Items]
Loans and advances to banks	2,521,065	2,248,150
Private | Current
Statement [Line Items]
Loans and advances to banks	2,521,065	2,248,150
Private | Past due
Statement [Line Items]
Loans and advances to banks	0	0
Private | Delinquent
Statement [Line Items]
Loans and advances to banks	0	0
Private | Loans Portfolio
Statement [Line Items]
Loans and advances to banks	2,521,065	2,248,150
Private | Normal
Statement [Line Items]
Loans and advances to banks	2,521,065	2,248,150
Private | Special mention
Statement [Line Items]
Loans and advances to banks	0	0
Private | Substandard
Statement [Line Items]
Loans and advances to banks	0	0
Private | Doubtful
Statement [Line Items]
Loans and advances to banks	0	0
Private | Unrecoverable
Statement [Line Items]
Loans and advances to banks	0	0
State-owned
Statement [Line Items]
Loans and advances to banks	413,775	464,918
State-owned | Current
Statement [Line Items]
Loans and advances to banks	413,775	464,918
State-owned | Past due
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Delinquent
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Loans Portfolio
Statement [Line Items]
Loans and advances to banks	413,775	464,918
State-owned | Normal
Statement [Line Items]
Loans and advances to banks	413,775	464,918
State-owned | Special mention
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Substandard
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Doubtful
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Unrecoverable
Statement [Line Items]
Loans and advances to banks	0	0
Sovereign
Statement [Line Items]
Sovereign	82,331	85,672
Sovereign | Current
Statement [Line Items]
Sovereign	82,331	85,672
Sovereign | Past due
Statement [Line Items]
Sovereign	0	0
Sovereign | Delinquent
Statement [Line Items]
Sovereign	0	0
Sovereign | Loans Portfolio
Statement [Line Items]
Sovereign	82,331	85,672
Sovereign | Normal
Statement [Line Items]
Sovereign	82,331	85,672
Sovereign | Special mention
Statement [Line Items]
Sovereign	0	0
Sovereign | Substandard
Statement [Line Items]
Sovereign	0	0
Sovereign | Doubtful
Statement [Line Items]
Sovereign	0	0
Sovereign | Unrecoverable
Statement [Line Items]
Sovereign	0	0
Allowance For Loan Losses IFRS
Statement [Line Items]
Total Allowance for loan losses IFRS	78,158	59,410
Allowance For Loan Losses IFRS | Normal
Statement [Line Items]
Total Allowance for loan losses IFRS	51,427	45,958
Allowance For Loan Losses IFRS | Special mention
Statement [Line Items]
Total Allowance for loan losses IFRS	14,248	6,554
Allowance For Loan Losses IFRS | Substandard
Statement [Line Items]
Total Allowance for loan losses IFRS	0	0
Allowance For Loan Losses IFRS | Doubtful
Statement [Line Items]
Total Allowance for loan losses IFRS	5,441	0
Allowance For Loan Losses IFRS | Unrecoverable
Statement [Line Items]
Total Allowance for loan losses IFRS	$ 7,042	$ 6,898